Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of beginning and ending accrued self-insured claims
Balance at the beginning of the period	$ 103	$ 108
Provision for self-insured claims	47	35
Cash payments	(49)	(40)
Balance at the end of the period	$ 101	$ 103